Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Other Liabilities Disclosure [Abstract]
Derivative liability	₨ 669	$ 8.9	₨ 185
Provision for employee benefits	14	0.2	16
Payable for share based payments	78	1.0
Payable to statutory authorities	176	2.3	250
Payable for property, plant and equipment	282	3.7	1,329
Other payables	801	10.6	522
Total	₨ 2,020	$ 26.7	₨ 2,302